Offsets	Mar. 04, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Main Street Capital Corporation
Form or Filing Type	N-2
File Number	333-263258
Initial Filing Date	Mar. 03, 2022
Fee Offset Claimed	$ 12,738.05
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	2,752,587
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 137,411,535.00
Offset Note	Pursuant to the Registration Statement on Form N-2 (File No. 333-263258), which was filed on March 3, 2022 (the "Prior Registration Statement"), on March 4, 2022 the registrant filed a prospectus supplement registering the issue and sale of up to 15,000,000 shares of common stock, or up to $645,825,000 in aggregate amount of shares of common stock calculated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low prices reported on the New York Stock Exchange as of March 1, 2022, pursuant to certain equity distribution agreements (the "March 2022 Prospectus Supplement"). The registrant sold $508,413,465 of such securities under the Prior Registration Statement and the March 2022 Prospectus Supplement, leaving a balance of $137,411,535 of unsold securities, in respect of which the registrant paid, via fee offsets, a filing fee of $59,867.98 (based on the filing fee rate in effect at the time of the filing of the March 2022 Prospectus Supplement) in connection with the filing of the March 2022 Prospectus Supplement. The registrant has terminated any offering that included the unsold securities under the Prior Registration Statement. The registrant is applying $12,738.05 of that $59,867.98 filing fee to this filing.
Termination / Withdrawal Statement	The registrant has terminated any offering that included the unsold securities under the Registration Statement on Form N-2 (File No. 333-263258), which was filed on March 3, 2022.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Main Street Capital Corporation
Form or Filing Type	N-2
File Number	333-263258
Filing Date	Mar. 04, 2022
Fee Paid with Fee Offset Source	$ 12,738.05